Cover	12 Months Ended
Dec. 31, 2025 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2025
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Jianzhi Education Technology Group Company Limited
Entity Central Index Key	0001852440
Entity File Number	001-41445
Entity Incorporation, State or Country Code	E9
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	15/F, Tower A
Entity Address, Address Line Two	Yingdu Building
Entity Address, Address Line Three	Zhichun Road Haidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100086
Entity Listings [Line Items]
Entity Common Stock, Shares Outstanding	517,110,000
American Depositary Shares, each representing six ordinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	American Depositary Shares, each representing sixty Class A ordinary shares, par value US$0.0001 per share
Trading Symbol	JZ
Security Exchange Name	NASDAQ
Class Ardinary shares, par value US$0.0001 per share
Entity Listings [Line Items]
Title of 12(b) Security	Class A ordinary shares, par value US$0.0001 per share
No Trading Symbol Flag	true
Security Exchange Name	NASDAQ
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Huichao Wang
Contact Personnel Email Address	wanghuichao@jiuye.net
Entity Address, Address Line One	15/F, Tower A
Entity Address, Address Line Two	Yingdu Building
Entity Address, Address Line Three	Zhichun RoadHaidian District
Entity Address, City or Town	Beijing
Entity Address, Country	CN
Entity Address, Postal Zip Code	100086
Entity Phone Fax Numbers [Line Items]
City Area Code	+86
Local Phone Number	185 1318 9146